Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
Year ended December 31,
(in thousands)	2022	2021	2020
Current tax	$-	$-	$-
Deferred tax	-	-	-
Provision for income taxes, net	$-	$-	$-

Schedule of reconciliation of effective tax rate
	Year ended December 31,
	2022	2021	2020
Statutory tax rate	23%	23%	23%
Permanent differences	(4)%	7%	5%
Change in valuation allowance	(19)%	(30)%	(28)%
Effective tax rate	-	-	-

Schedule of deferred tax liabilities and assets
	Year ended December 31,
(in thousands)	2022	2021
Tax assets in respect of:
Accrued employees’ and directors’ compensation	$213	$308
Stock based compensation	1,365	746
Research and development expenses	3,486	2,527
Fixed assets	185	-
Net loss carryforward	23,693	22,444
Total deferred tax assets	28,942	26,025
Less - valuation allowance	(28,942)	(26,025)
Deferred tax assets	$-	$-